Financial Instruments and Risk Management - Summary of Currency and Interest Rate Profile of Loans and Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	100.00%	100.00%	100.00%
Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 17,970	£ 14,219	£ 12,138
Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	17,381	13,710	11,497
Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 589	£ 509	£ 641
Fixed Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
fixed interest rate – sterling	4.00%	4.40%	4.90%
Ratio of fixed to floating	75.00%	84.00%	79.00%
Fixed Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 13,556	£ 11,990	£ 9,633
Fixed Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 13,556	£ 11,990	£ 9,633
Floating Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	25.00%	16.00%	21.00%
Floating Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 4,414	£ 2,229	£ 2,505
Floating Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	3,825	1,720	1,864
Floating Interest Rate [Member] | Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 589	£ 509	£ 641